Decommissioning obligations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Decommissioning obligations
17.	Decommissioning obligations

	Year Ended December 31,
	2020	2019
Opening carrying amount	$104,238	$131,565
Changes in estimates	26,529	(32,688)
Accretion of present value discount	3,197	5,361
	$133,964	$104,238
All decommissioning obligations relate to Oyu Tolgoi. Reclamation and closure costs have been estimated based on the Company’s interpretation of current regulatory requirements and other commitments made to stakeholders, and are measured as the net present value of estimated future cash expenditures upon reclamation and closure.
During 2020, the Company decreased the real discount rate

from 2.0% to 1.5% based on an assessment of market-based risk-free discount rates including 30 year US Treasury Inflation Protected Securities. The impact of the change increased the decommissioning obligations by $20.8 million.
Estimated future cash expenditures of $227.8 million (December 31, 2019 - $212.6 million) have been discounted from an anticipated closure date of 2055 to their present value at a real rate of 1.5% (December 31, 2019 - 2.0%).